Warrants and Share-based Payment	9 Months Ended
Sep. 30, 2021
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Warrants and Share-based Payment
Note 7—Warrants and Share-based Payment
Share-based Payment
Ascendis Pharma A/S has established warrant programs and equity-settled share-based payment transactions, as an incentive for all its employees, members of its Board of Directors and select consultants.
Warrants are granted by the Company’s Board of Directors in accordance with authorizations given to it by the shareholders of the Company. As of September 30, 2021, 11,174,143 warrants have been granted, of which 19,580 warrants have been cancelled, 4,428,982 warrants have been exercised, 2,168 warrants have expired without being exercised, and 677,057 warrants have been forfeited. As of September 30, 2021, the Company’s Board of Directors was authorized to grant up to 2,453,144 additional warrants to employees, board members and select consultants without preemptive subscription rights for the shareholders of the Company. Each warrant carries the right to subscribe for one ordinary share of a nominal value of DKK 1.
The exercise price is fixed at the fair market value of the Company’s ordinary shares on the date of grant as determined by the Company’s Board of Directors. The exercise prices of outstanding warrants under the Company’s warrant programs range from
€6.48 to €145.5 depending on the grant dates. Vested warrants may be exercised in two or four annual exercise periods. Apart from exercise prices and exercise periods, the programs are similar.
Warrant Activity
The following table specifies the warrant activity during the nine months ended September 30, 2021:

	Total Warrants	Weighted Average Exercise Price EUR

Outstanding at January 1, 2021	6,148,004	69.97

Granted during the period	309,425	115.21
Exercised during the period	(252,337)	38.22
Forfeited during the period	(158,736)	120.76

Outstanding at September 30, 2021	6,046,356	71.91

Vested at September 30, 2021	3,777,047	49.61

Warrant Compensation Costs
Warrant compensation costs are determined with a basis in the grant date fair value of the warrants granted and recognized over the vesting period as research and development costs or as selling, general and administrative expenses. For the three months ended September 30, 2021 and 2020, and for the nine months ended September 30, 2021 and 2020, warrant compensation costs recognized in the consolidated interim statement of profit or loss was €13.3 million and
 €10.4 million, and €52.7
million and
 €38.8 million, respectively.